Related Party Transactions and Balances (Details) - Schedule of Relationships with Related Parties - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Relationships with Related Parties [Line Items]
Total expense for referral of customers		$ 115	$ 652
Total income	26
Total receivable from customers	220	309
Total amount due from related parties	4,142	1,805
Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Total amount due from related parties	26	87
Asset Management Income - Related Parties [Member]
Schedule of Relationships with Related Parties [Line Items]
Total asset management income	$ 871	389	333
Grow World LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Entity controlled by Mr. Lok and Ms. Yao
Total receivable from customers	$ 1	40
Grow World LPF [Member] | Asset Management Income - Related Parties [Member]
Schedule of Relationships with Related Parties [Line Items]
Total asset management income	$ 10	40
Grow World II LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Entity controlled by Mr. Lok and Ms. Yao
Total receivable from customers	$ 19
Grow World II LPF [Member] | Asset Management Income - Related Parties [Member]
Schedule of Relationships with Related Parties [Line Items]
Total asset management income	$ 46
Solomon Capital Fund SPC [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Entity controlled by Mr. Lok and Ms. Yao
Total receivable from customers	$ 200	269
Solomon Capital Fund SPC [Member] | Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Total amount due from related parties	26	36
Solomon Capital Fund SPC [Member] | Asset Management Income - Related Parties [Member]
Schedule of Relationships with Related Parties [Line Items]
Total asset management income	$ 815	349	333
Tek Fong Group Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Entity controlled by Mr. Lok and Ms. Yao
Total expense for referral of customers		45
Master Venus Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Entity controlled by Mr. Zhang, Mr. Lok and Ms. Yao
Master Venus Limited [Member] | Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Total amount due from related parties		51
Mr. Lok [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Shareholder and director of the Company
Total expense for referral of customers		64
Total income			1
Mr. Lok [Member] | Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Amount due from a director		28
Ms. Yao [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Shareholder and director of SJFZ
Total expense for referral of customers			447
Ms. Yao [Member] | Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Amount due to a related party	$ (6)	(6)
Mr. Shing Tak Tam (“Mr. Tam”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Chief Executive Officer and director of the Company
Solomon Capital Asset Management Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Total expense for referral of customers			59
Tuoyin Technology Limited [Member]
Schedule of Relationships with Related Parties [Line Items]
Total expense for referral of customers			136
Total income			100
Mr. Tam [Member]
Schedule of Relationships with Related Parties [Line Items]
Total expense for referral of customers		6	$ 10
Mr. Lok [Member] | Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Amount due to a related party	$ (3)